NOTES PAYABLE (Details Textual) (USD $)				9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Note Payable item	Dec. 31, 2013 Note Payable Item	Aug. 31, 2012 Note Payable	Mar. 31, 2012 Bridge Loan
Debt Instrument [Line Items]
Number of equal monthly payments of the debt				48	48
Notes payable	$ 47,569	$ 59,510	$ 82,546			$ 92,145
Interest rate (as a percent)				7.00%	7.00%		5.00%
Frequency of payments of the debt				monthly	monthly
Monthly payments of the debt				2,226	2,226
Proceeds from Issuance of Debt							$ 500,000